Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 11,711	$ 11,711	$ 11,711
Goodwill, Impairment Loss	$ 0	$ 0	$ 0